Income Taxes - Additional Information (Details) $ in Thousands	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)
Permanently Reinvested Foreign Earnings		$ 38,800		$ 22,400
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		82
Goodwill	$ 1,162,111	496,415	$ 489,325	$ 466,206
Goodwill, Impaired, Accumulated Impairment Loss		$ 322,932
Us [Member]
Number of States in which Entity Operates		42